UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-09815

                               THE ARBITRAGE FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                650 Fifth Avenue
                               New York, NY 10019
               (Address of principal executive offices) (Zip code)

                                 John S. Orrico
                            Water Island Capital, LLC
                                650 Fifth Avenue
                               New York, NY 10019
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 259-2655

                      DATE OF FISCAL YEAR END: MAY 31, 2006

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS



                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCK -- 88.54%                                           VALUE
----------------------------------------------------------------------------------------

                  AEROSPACE & DEFENSE -- 2.38%
        20,000 DRS Technologies, Inc.(c) ................................$     1,055,400
        85,237 Lowrance Electronics, Inc. (a)............................      3,149,507
                                                                         ---------------
                                                                               4,204,907
                                                                         ---------------

                  BANKS -- 0.94%
         2,076 Fulton Financial Corp. ...................................         36,538
        80,000 Sound Federal Bancorp, Inc.(b) ...........................      1,630,400
                                                                         ---------------
                                                                               1,666,938
                                                                         ---------------

                  BIOTECHNOLOGY -- 1.29%
        45,000 Chiron Corp. (a)..........................................      2,055,150
       420,000 Oragenics, Inc. (a).......................................        214,200
                                                                         ---------------
                                                                               2,269,350
                                                                         ---------------

                  BUILDING & CONSTRUCTION SUPPLIES -- 0.70%
        15,000 Lafarge Corp. ............................................      1,243,050
                                                                         ---------------

                  CHEMICALS -- 0.56%
        25,000 Engelhard Corp. ..........................................        993,750
                                                                         ---------------

                  COMMUNICATION EQUIPMENT -- 2.05%
        75,811 Lifeline Systems, Inc. (a)(b).............................      3,614,668
                                                                         ---------------

                  COMPUTERS & SERVICES -- 0.72%
       131,770 Maxtor Corp. (a)(b).......................................      1,264,992
                                                                         ---------------

                  CONSUMER PRODUCTS -- 1.49%
       500,000 Onieda Ltd. (a)...........................................        285,000
        85,100 Water Pik Technologies, Inc. (a)(b).......................      2,344,505
                                                                         ---------------
                                                                               2,629,505
                                                                         ---------------

                  CONTAINERS & PACKAGING -- 0.55%
        30,000 Airspray (a)  ............................................        965,723
                                                                         ---------------

                  ELECTRIC -- 0.62%
        25,000 Cinergy Corp. (b).........................................      1,102,000
                                                                         ---------------

                  ELECTRICAL EQUIPMENT -- 2.16%
       127,909 Excel Technology, Inc. (a)................................      3,819,363
                                                                         ---------------

                  ENERGY & POWER -- 2.61%
       423,310 Artesyn Technologies (a)(b)................................     4,614,079
                                                                         ---------------




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCK -- CONTINUED                                        VALUE
----------------------------------------------------------------------------------------

                  ENVIRONMENTAL SERVICES -- 3.30%
       265,838 Duratek, Inc. (a)(b)......................................$     5,827,169
                                                                         ---------------

                  FINANCIAL SERVICES -- 1.36%
            41 Capital One Financial Corp. ..............................          3,592
       196,696 Loring Ward International Ltd. (a)........................        950,679
        20,000 Westcorp .................................................      1,437,000
                                                                         ---------------
                                                                               2,391,271
                                                                         ---------------

                  FOOD -- 0.10%
        75,000 Telepizza (a) ............................................        185,991
            -- Woolworths Ltd. ..........................................              7
                                                                         ---------------
                                                                                 185,998
                                                                         ---------------

                  GAS/NATURAL GAS -- 0.69%
        30,000 Keyspan Corp. ............................................      1,222,500
                                                                         ---------------

                  HEALTHCARE SERVICES AND PRODUCTS -- 11.90%
       686,419 Encore Medical Corp. (a)..................................      4,091,055
        65,000 Guidant Corp. (b)(c)......................................      4,989,400
        65,000 Inamed Corp. (a)..........................................      5,747,950
        37,820 Neoforma, Inc. (a)........................................        374,796
            -- Per Se Technologies, Inc. (a).............................              1
       121,327 Renal Care Group, Inc. (a)................................      5,788,511
                                                                         ---------------
                                                                              20,991,713
                                                                         ---------------

                  HOTELS & LODGING -- 2.19%
        87,074 Fairmont Hotels ..........................................      3,859,120
                                                                         ---------------

                  HOUSEHOLD PRODUCTS -- 0.49%
        50,000 Maytag Corp. (c)..........................................        860,000
                                                                         ---------------

                  INSURANCE -- 1.58%
        75,800 UICI (b)                                                        2,781,102
                                                                         ---------------

                  LEASING & RENTING -- 0.05%
       100,000 Calan Healthcare Properties (a)...........................        84,736
                                                                         ---------------

                  MACHINERY -- 2.79%
       151,000 Datastream Systems Inc. (a)(b)............................      1,531,140
        98,400 Stewart & Stevenson Services Inc. ........................      3,389,880
                                                                         ---------------
                                                                               4,921,020
                                                                         ---------------





                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCK -- CONTINUED                                        VALUE
----------------------------------------------------------------------------------------

                  MEASURING DEVICES -- 1.69%
        90,000 Ade Corp. (a) ............................................$     2,977,200
                                                                         ---------------

                  MEDIA -- 0.00%
         5,000 TVSL (a)      ............................................             --
                                                                         ---------------

                  MEDICAL PRODUCTS & SERVICES -- 2.74%
       180,890 Abgenix, Inc. (a)(b)......................................      4,022,994
        75,000 Berna Biotech (a).........................................        806,236
                                                                         ---------------
                                                                               4,829,230
                                                                         ---------------

                  METALS & MINING -- 2.20%
        12,158 Barrick Gold Corp. .......................................        332,764
        60,000 Falconbridge Ltd. (b).....................................      1,937,695
        80,000 Jorgensen Corp. (a).......................................      1,120,000
        25,000 Western Silver Corp. (a)..................................        485,303
                                                                         ---------------
                                                                               3,875,762
                                                                         ---------------

                  MISCELLANEOUS BUSINESS SERVICES -- 3.91%
        42,500 Anteon International Corp. (a)............................      2,349,825
       145,000 Intrado, Inc. (a)(b)......................................      3,720,700
       310,000 Raindance Communications (a)..............................        821,500
                                                                         ---------------
                                                                               6,892,025
                                                                         ---------------

                  MISCELLANEOUS MANUFACTURING -- 1.76%
       381,200 Identix Inc. (a)..........................................      3,114,404
                                                                         ---------------

                  OFFICE AND BUSINESS EQUIPMENT -- 0.14%
       150,000 Danka Business Systems Plc. ADR (a).......................        243,000
                                                                         ---------------

                  PAPER & PAPER PRODUCTS -- 1.27%
        27,795 Amazys Holding (a)........................................      2,246,232
                                                                         ---------------

                  PETROLEUM & FUEL PRODUCTS -- 6.77%
        50,000 Burlington Resources .....................................      4,509,000
       150,000 Remington Oil & Gas Corp. (a)(b)..........................      6,285,000
       850,000 Zhenhai Refining and Chemical.............................      1,150,329
                                                                         ---------------
                                                                              11,944,329
                                                                         ---------------

                  PETROLEUM EXPLORATION -- 0.83%
       125,000 Producers Oilfield Services (a)...........................      1,459,862
                                                                         ---------------




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCK -- CONTINUED                                         VALUE
----------------------------------------------------------------------------------------

                  PRINTING & PUBLISHING -- 0.78%
        25,000 Reed Elsevier ............................................$       338,003
        35,600 Thomas Nelson, Inc. ......................................      1,041,300
                                                                         ---------------
                                                                               1,379,303
                                                                         ---------------

                  RETAIL -- 5.70%
        80,000 Albertson's, Inc. ........................................      2,035,200
       128,950 Checkers Drive In Restaurants (a).........................      1,894,276
        75,000 Hudson's Bay  ............................................      1,001,801
       174,480 J. Jill Group, Inc. (a)...................................      4,122,962
        65,000 Sears Canada, Inc. (a)....................................      1,000,176
                                                                         ---------------
                                                                              10,054,415
                                                                         ---------------

                  SEMI-CONDUCTORS/INSTRUMENTS -- 0.08%
        50,000 Conexant Systems, Inc. (a)................................        149,000
                                                                         ---------------

                  SEMICONDUCTORS -- 2.80%
       325,000 Advanced Power Technology, Inc. (a)(b)....................      4,943,250
                                                                         ---------------

                  SOFTWARE -- 8.22%
       322,500 Geac Computer Corp. Ltd. (a)..............................      3,560,400
        53,000 Pixar Inc. (a)............................................      3,381,400
     1,354,394 Private Business, Inc. (a)................................      2,045,135
       274,700 Segue Software Inc. (a)...................................      2,332,203
       133,000 Serena Sofrware, Inc. (a).................................      3,178,700
                                                                         ---------------
                                                                              14,497,838
                                                                         ---------------

                  STEEL & STEEL WORKS -- 0.87%
        55,000 Roanoke Electric Steel Corp. (b)...........................     1,537,250
                                                                         ---------------

                  TELEPHONES & TELECOMMUNICATIONS -- 4.56%
       105,000 NEC Infrontia Corp. (a)...................................        484,999
       128,753 Nextel Partners Inc., Cl A (a)(b).........................      3,612,809
        35,000 Portugal Telecom (a)......................................        404,769
       125,000 Telewest Global, Inc. (a).................................      2,981,250
       175,000 Wireless Matrix Corp. (a).................................        123,028
       180,000 Zhone Technologies (a)....................................        439,200
                                                                         ---------------
                                                                               8,046,055
                                                                         ---------------

                  TESTING LABORATORIES -- 0.78%
       340,408 Xenogen Corp. (a).........................................      1,371,844
                                                                         ---------------





                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCK -- CONTINUED                                         VALUE
----------------------------------------------------------------------------------------

                  TRANSPORTATION SERVICES -- 0.52%
             1 Deutsche Post (a).........................................$            26
       100,000 Pegasus Solutions Inc. (a)................................        924,000
                                                                         ---------------
                                                                                 924,026
                                                                         ---------------

                  WHOLESALE -- 2.40%
        91,598 Hughes Supply, Inc. ......................................      4,236,407
                                                                         ---------------

                  TOTAL COMMON STOCK (Cost $151,148,295)                 $   156,234,386
                                                                         ---------------
----------------------------------------------------------------------------------------

     SHARES    EQUITY SWAPS -- 2.00%                                            VALUE
----------------------------------------------------------------------------------------
       153,029 Aegis Group Plc. .........................................$       354,420
        25,000 Boc Group (a) ............................................        661,098
        15,000 Chorion Plc. (a)..........................................        115,977
       174,202 First Technology (a)......................................      1,159,272
       100,000 Ncipher Plc. (a)..........................................        534,132
       250,000 Pilkington Plc. ..........................................        709,257
                                                                         ---------------

                  TOTAL EQUITY SWAPS (Cost $3,489,537)                   $     3,534,156
                                                                         ---------------
----------------------------------------------------------------------------------------

     SHARES    REAL ESTATE INVESTMENT TRUSTS -- 7.23%                           VALUE
----------------------------------------------------------------------------------------
       100,000 Arden Realty Group (b)....................................$     4,536,000
        70,000 Bedford Property Investors ...............................      1,877,400
        69,098 Centerpoint Properties Trust .............................      3,444,535
       280,600 Meristar Hospitality Corp. (a)(b).........................      2,892,986
                                                                         ---------------

                  TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,702,176) $    12,750,921
                                                                         ---------------
----------------------------------------------------------------------------------------

     SHARES    WARRANTS -- 0.00%                                                VALUE
----------------------------------------------------------------------------------------
       250,000 Oragenics, Inc.(a)(d).....................................$            --
        85,000 Oragenics, Inc.(a)(d).....................................             --
                                                                         ---------------

                  TOTAL WARRANTS (Cost $--)                              $            --
                                                                         ---------------




                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    ESCROWED RIGHTS -- 0.00%                                         VALUE
----------------------------------------------------------------------------------------
        35,300 Hoenig Group, Inc. - contingent payment rights (a)(e).....$            --
       247,200 PetroCorp, Inc. - escrow shares (a)(e)....................             --
                                                                         ---------------

                  TOTAL ESCROWED RIGHTS (Cost $--)                       $            --
                                                                         ---------------
----------------------------------------------------------------------------------------

     SHARES    MONEY MARKET SECURITY -- 9.14%                                   VALUE
----------------------------------------------------------------------------------------
    16,122,410 Dreyfus Treasury Prime Cash Management Fund
               Institutional Shares, 3.87% (f) ..........................$    16,122,410
                                                                         ---------------

                  TOTAL MONEY MARKET SECURITY (Cost $16,122,410)         $    16,122,410
                                                                         ---------------
----------------------------------------------------------------------------------------

   CONTRACTS   PUT OPTION CONTRACTS -- 0.16%                                    VALUE
----------------------------------------------------------------------------------------
                  Boston Scientific Corp.
           250      03/21/06 at $22.50 ..................................$         5,000
           250      05/20/06 at $22.50 ..................................         16,875
                  Cal Dive International Inc.
           200       03/21/06 at  $37.50 ................................         59,000
           100       03/21/06 at $40.....................................         50,000
           100    Disney Walt Company
           500       04/25/06 at $25.....................................          3,750
                  Inco, Ltd.
           100       03/21/06 at $45.....................................          4,000
                  Kla Tencor Corp.
           350       04/25/06.at.$50.....................................         44,625
                  Maytag Corp.
           500       07/25/06 at $17.50 .................................        101,250
                  Reliance Steel & Aluminum
            50       03/21/06 at $80 ....................................          6,125
            43       03/21/06 at $65 ....................................             --
                  Seagate Technology                                                  --
           200       03/21/06 at $20 ....................................
           250       03/21/06 at $22.50 .................................             --
                                                                         ---------------
                  TOTAL PUT OPTION CONTRACTS (Cost $388,579)             $       290,625
                                                                         ---------------





                               THE ARBITRAGE FUND
                            Portfolio of Investments
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

                                                                                VALUE
----------------------------------------------------------------------------------------

                  TOTAL INVESTMENTS AT VALUE -- 107.07%
                  (Cost $183,850,997)                                    $   188,932,498

                  LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.07)%       $   (12,481,402)
                                                                         ---------------

                  NET ASSETS -- 100.00%                                  $   176,451,096
                                                                         ===============

(A) NON-INCOME PRODUCING SECURITY.
(B) ALL OR A PORTION OF THE SHARES HAVE BEEN COMMITTED AS COLLATERAL FOR OPEN
SHORT POSITIONS.
(C) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT
OPTION.
(D) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A
LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
(E) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND
DOES NOT HAVE AN EXPIRATION DATE.
(F) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS
OF FEBRUARY 28, 2006.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
PLC. -- PUBLIC LIMITED COMPANY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.







                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCKS -- 15.45%                                          VALUE
----------------------------------------------------------------------------------------

                  BANKS -- 0.98%
         1,500 Fulton Finance Corp. .....................................$        26,400
        30,500 Wachovia Corp. ...........................................      1,710,135
                                                                         ---------------
                                                                               1,736,535
                                                                         ---------------

                  COMPUTERS & SERVICES -- 0.34%
        22,900 Seagate Technology (b)....................................        608,453
                                                                         ---------------

                  ELECTRICAL EQUIPMENT -- 1.87%
       178,600 Viisage Technology (a)....................................      3,282,668
                                                                         ---------------

                  ELECTRICAL SERVICES -- 0.56%
        35,000 Duke Energy Corp. ........................................        994,000
                                                                         ---------------

                  FOOD -- 0.00%
           528 Metcash Ltd. (a)..........................................          1,773
                                                                         ---------------

                  LABORATORY EQUIPMENT -- 0.46%
       123,600 Caliper Life Sciences, Inc. (a)...........................        819,468
                                                                         ---------------

                  MEASURING DEVICES -- 0.99%
        19,000 Kla-tencor Corp. (b)......................................        992,370
        59,000 X-rite Inc.   ............................................        752,250
                                                                         ---------------
                                                                               1,744,620
                                                                         ---------------

                  MEDICAL PRODUCTS & SERVICES -- 3.56%
        25,300 Allergan Inc. (b) ........................................      2,738,978
         7,000 Boston Scientific Corp. (a)(b)............................        170,940
       564,000 Encore Medical Corp. (a)..................................      3,361,440
             1 Wellpoint Health Networks (a).............................             77
                                                                         ---------------
                                                                               6,271,435
                                                                         ---------------

                  METALS & MINING -- 1.33 %
        33,200 Inco Ltd. (b) ............................................      1,604,224
        17,200 Glamis Gold Ltd. (b) .....................................        467,655
        11,900 Placer Dome, Inc. ADR ....................................        268,940
                                                                         ---------------
                                                                               2,340,819
                                                                         ---------------

                  PETROLEUM & FUEL PRODUCTS -- 1.29%
        15,000 Cal Dive International (a)(b).............................        528,150
        28,800 Conocophillips (b)........................................      1,755,648





                               THE ARBITRAGE FUND
                        Schedule of Securities Sold Short
                          February 28, 2006 (Unaudited)

----------------------------------------------------------------------------------------

     SHARES    COMMON STOCKS -- CONTINUED                                       VALUE
----------------------------------------------------------------------------------------

                  PETROLEUM & FUEL PRODUCTS -- CONTINUED
            -- Valero Energy Corp. ......................................$            14
                                                                         ---------------
                                                                               2,283,812
                                                                         ---------------

                  PRINTING & PUBLISHING -- 0.00%
             8 RH Donnelley Corp. .......................................            488
                                                                         ---------------

                  SEMI-CONDUCTORS/INSTRUMENTS -- 2.47%
       141,500 Microsemi Corp. (a).......................................      4,351,124
                                                                         ---------------

                  STEEL & STEEL WORKS -- 0.57%
        22,000 Steel Dynamics, Inc. .....................................      1,012,000
                                                                         ---------------

                  TELEPHONES & TELECOMMUNICATIONS -- 0.40%
        10,700 NTL, Inc. (a) ............................................        704,595
                                                                         ---------------

                  TRUCKING -- 0.45%
        28,600 Mullen Group Income Fund (a)..............................        786,158
                                                                         ---------------

                  WHOLESALE -- 0.18%
           100 Reliance Steel & Aluminum Co. (b).........................          8,239
        10,000 Supervalu, Inc. ..........................................        316,000
                                                                         ---------------
                                                                                 324,239
                                                                         ---------------

                  TOTAL COMMON STOCKS (Proceeds $24,806,673)             $    27,262,187
                                                                         ===============
(A) NON-INCOME PRODUCING SECURITY.
(B) UNDERLYING SECURITY FOR A WRITTEN/PURCHASED CALL/PUT OPTION.
ADR -- AMERICAN DEPOSITARY RECEIPT
LTD. -- LIMITED
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.





                               THE ARBITRAGE FUND
                        Schedule of Open Options Written
                          February 28, 2006 (Unaudited)




----------------------------------------------------------------------------------------

   CONTRACTS            WRITTEN CALL OPTIONS -- (0.47)%                         VALUE
----------------------------------------------------------------------------------------
                  Allergan, Inc.
            50       03/21/06 at $110,...................................$         6,625
                  Boston Scientific Corp.
           250       03/21/06 at $25.....................................         10,000
           250       04/25/06 at $25.....................................         26,875
                  Cal Dive International, Inc.
           159       03/21/06 at $40 ....................................          3,180
           200       03/21/06 at $42.50 .................................             --
           175       03/21/06 at $45 ....................................             --
                  Conocophillips
            72       03/21/06 at $60 ....................................         13,860
            50       03/21/06 at $65 ....................................          1,375
                  DRS Technologies, Inc.
           200       03/21/06 at $55 ....................................          7,500
                  Guidant Corp.
           200       03/21/06at $75 .....................................         46,500
                  Inco Ltd.
            50       03/21/06 at $50 ....................................          4,750
            50       03/21/06 at $55 ....................................            875
                  Kla-tencor Corp.
           200       04/25/06 at $50 ....................................         76,000
           350       04/25/06 at $55 ....................................         42,000
           190       03/31/06 at $50 ....................................         52,725
                  Maytag Corp.
           500       03/21/06 at $17.50 .................................         22,500
                  Reliance Steel & Aluminum
            42       03/21/06 at $70 ....................................         52,290
            50       03/21/06 at $85 ....................................          7,500
                  Seagate Technology
           100       03/21/06 at $22.50 .................................         41,500
           350       03/21/06 at $25 ....................................         64,750
                  Walt Disney Company
           960       03/21/06 at $25 ....................................        290,400
           500       04/25/06 at $27.50 .................................         56,250


                  TOTAL WRITTEN CALL OPTIONS (Premiums Received $774,098)$       827,455
                                                                         ===============

AMOUNTS DESIGNATED AS "--"ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

                               THE ARBITRAGE FUND
                      Notes to the Portfolio of Investments
                          February 28, 2006 (Unaudited)


Foreign Currency Contracts -- The following forward foreign currency contracts were outstanding at
                                             February 28, 2006:
----------------------------------------------------------------------------------------------------------

                                                                                             Unrealized
                                To Receive                                                  Appreciation
          Settlement Date      (To Deliver)          Initial Value       Market Value      (Depreciation)
----------------------------------------------------------------------------------------------------------
Contracts to Buy
      05/02/06.............      1,500,000  CAD           1,316,598          1,320,671     $        4,073
      05/02/06.............      3,900,000  DKK             630,513            625,526             (4,987)
      05/02/06.............      1,250,000  EUR           1,504,615          1,495,683             (8,932)
      05/02/06.............      1,200,000  GBP           2,089,224          2,102,114             12,890
                                                    ----------------   ----------------   ----------------
Total Buy Contracts........                               5,540,950          5,543,994              3,044
                                                    ----------------   ----------------   ----------------

Contracts to Sell
      05/02/06.............    (14,200,000) CAD         (12,401,021)       (12,502,356)          (101,335)
      05/02/06.............     (2,300,000) CHF          (1,807,325)        (1,765,385)            41,939
      05/02/06.............     (3,900,000) DKK            (635,169)          (625,526)             9,643
      05/02/06.............     (3,500,000) EUR          (4,203,565)        (4,187,911)            15,654
      05/02/06.............     (3,500,000) GBP          (6,167,230)        (6,131,164)            36,066
      05/02/06.............     (8,900,000) HKD          (1,149,321)        (1,148,255)             1,066
      05/02/06.............    (20,000,000) JPY            (172,090)          (174,134)            (2,043)
                                                    ------------------------------------------------------
Total Sell Contracts.......                             (26,535,721)       (26,534,731)               990
                                                    ------------------------------------------------------
Net Contracts..............                             (20,994,771)       (20,990,737)    $        4,034
                                                    ================   ================   ================
----------------------------------------------------------------------------------------------------------
                                            EUR -- Euro
      CAD -- Canadian Dollar                GBP -- British Pound Sterling
      CHF -- Swiss Franc                    HKD -- Hong Kong Dollar
      DKK -- Danish Krone                   JPY -- Japanese Yen
----------------------------------------------------------------------------------------------------------

                               THE ARBITRAGE FUND
                      Notes to the Portfolio of Investments
                          February 28, 2006 (Unaudited)

    1. SECURITIES VALUATION


    The Arbitrage Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions, that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Arbitrage Funds (the "Trust"). Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.


    2. SECURITY TRANSACTIONS

    Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

    3. SHORT POSITIONS

    The Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the

                               THE ARBITRAGE FUND
                      Notes to the Portfolio of Investments
                          February 28, 2006 (Unaudited)


    Investment Company Act of 1940 (the "1940 Act") to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short.

    4.  FORWARD FOREIGN CURRENCY CONTRACTS

    The Fund enters into forward foreign currency exchange contracts (as a way of managing foreign exchange rate risk). The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or exposure to a given currency. The objective of the Fund's foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.




    5.  OPTION TRANSACTIONS

    The Fund may write (sell) covered call options. Put options may also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security).

                               THE ARBITRAGE FUND
                      Notes to the Portfolio of Investments
                          February 28, 2006 (Unaudited)



    6.  EQUITY SWAP CONTRACTS

    The Fund may invest in swaps. An equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian and/or counterparty's broker in compliance with swap contracts. Risks may exceed amounts recognized in the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Funds' Portfolio of Investments. As of February 28, 2006, the Fund had long equity swap contracts outstanding of $3,534,156.

    7.  FEDERAL INCOME TAX

    The following information is computed on a tax basis for each item as of February 28, 2006:


    Cost of portfolio investments (including
    securities sold short and written options)               $ 158,270,226
                                                          ===================

    Gross unrealized appreciation                                6,798,965
    Gross unrealized depreciation                               (4,226,335)
                                                          -------------------

    Net unrealized appreciation                             $    2,572,630
                                                          ===================

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Arbitrage Funds


By (Signature and Title)*                    /s/ John S. Orrico
                                             ------------------------------
                                             John S. Orrico
                                             President and Treasurer


Date April 11, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ John S. Orrico
                                             ------------------------------
                                             John S. Orrico
                                             President and Treasurer


Date April 11, 2006

By (Signature and Title)*                    /s/ Eric Kleinschmidt
                                             ------------------------------
                                             Eric Kleinschmidt
                                             Chief Financial Officer


Date April 11, 2006


* Print the name and title of each signing officer under his or her signature.